Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Financing Receivables
Financing receivables, net of allowances for credit losses, including residual values
($ in millions)

At December 31:	2013	2012
Current
Net investment in sales-type and direct financing leases	$4,004	$3,862
Commercial financing receivables	8,541	7,750
Client loan receivables	5,854	5,395
Installment payment receivables	1,389	1,031
Total	$19,787	$18,038
Noncurrent
Net investment in sales-type and direct financing leases	$5,700	$6,107
Commercial financing receivables	—	5
Client loan receivables	6,360	5,966
Installment payment receivables	695	733
Total	$12,755	$12,812

Schedule of financing receivables and allowance for credit losses by portfolio segment

($ in millions)

	Major	Growth
At December 31, 2013:	Markets	Markets	Total
Financing receivables
Lease receivables	$6,796	$2,200	$8,996
Loan receivables	10,529	4,012	14,542
Ending balance	$17,325	$6,212	$23,537
Collectively evaluated for impairment	$17,206	$6,013	$23,219
Individually evaluated for impairment	$119	$199	$318
Allowance for credit losses:
Beginning balance at January 1, 2013
Lease receivables	$59	$55	$114
Loan receivables	121	84	204
Total	$180	$138	$318
Write-offs	(23)	(10)	(33)
Provision	(21)	105	84
Other	1	(6)	(5)
Ending balance at December 31, 2013	$137	$228	$365
Lease receivables	$42	$80	$123
Loan receivables	$95	$147	$242
Collectively evaluated for impairment	$45	$48	$93
Individually evaluated for impairment	$93	$179	$272

($ in millions)

	Major	Growth
At December 31, 2012:	Markets	Markets	Total
Financing receivables
Lease receivables	$7,036	$2,138	$9,174
Loan receivables	9,666	3,670	13,336
Ending balance	$16,701	$5,808	$22,510
Collectively evaluated for impairment	$16,570	$5,684	$22,254
Individually evaluated for impairment	$131	$125	$256
Allowance for credit losses:
Beginning balance at January 1, 2012
Lease receivables	$79	$40	$118
Loan receivables	125	64	189
Total	$203	$104	$307
Write-offs	(14)	(1)	(15)
Provision	(9)	38	28
Other	0	(2)	(2)
Ending balance at December 31, 2012	$180	$138	$318
Lease receivables	$59	$55	$114
Loan receivables	$121	$84	$204
Collectively evaluated for impairment	$69	$29	$98
Individually evaluated for impairment	$111	$109	$220

Schedule of recorded investment in financing receivables which are on Non-Accrual Status

($ in millions)

At December 31:	2013	2012
Major markets	$25	$27
Growth markets	34	21
Total lease receivables	$59	$47
Major markets	$40	$67
Growth markets	92	25
Total loan receivables	$132	$92
Total receivables	$191	$139

Schedule of impaired client loan receivables
($ in millions)

	Recorded	Related
At December 31, 2013:	Investment	Allowance
Major markets	$79	$67
Growth markets	122	116
Total	$201	$183

($ in millions)

	Recorded	Related
At December 31, 2012:	Investment	Allowance
Major markets	$88	$77
Growth markets	72	65
Total	$160	$143

($ in millions)

			Interest
	Average	Interest	Income
	Recorded	Income	Recognized on
For the year ended December 31, 2013:	Investment	Recognized	Cash Basis
Major markets	$76	$0	$0
Growth markets	97	0	0
Total	$173	$0	$0

($ in millions)

			Interest
	Average	Interest	Income
	Recorded	Income	Recognized on
For the year ended December 31, 2012:	Investment	Recognized	Cash Basis
Major markets	$90	$0	$0
Growth markets	65	0	0
Total	$156	$0	$0

Schedule of gross recorded investment by credit quality indicator
Lease Receivables

($ in millions)
	Major	Growth
At December 31, 2013:	Markets	Markets
Credit Rating
AAA – AA-	$743	$68
A+ – A-	1,513	168
BBB+ – BBB-	2,111	957
BB+ – BB	1,393	350
BB- – B+	595	368
B – B-	365	214
CCC+ – D	76	74
Total	$6,796	$2,200
Loan Receivables

($ in millions)
	Major	Growth
At December 31, 2013:	Markets	Markets
Credit Rating
AAA – AA-	$1,151	$125
A+ – A-	2,344	307
BBB+ – BBB-	3,271	1,745
BB+ – BB	2,158	638
BB- – B+	922	672
B – B-	565	391
CCC+ – D	118	134
Total	$10,529	$4,012
Lease Receivables

($ in millions)
	Major	Growth
At December 31, 2012:	Markets	Markets
Credit Rating
AAA – AA-	$646	$86
A+ – A-	1,664	223
BBB+ – BBB-	2,285	776
BB+ – BB	1,367	450
BB- – B+	552	418
B – B-	399	127
CCC+ – D	124	58
Total	$7,036	$2,138
Loan Receivables

($ in millions)
	Major	Growth
At December 31, 2012:	Markets	Markets
Credit Rating
AAA – A-	$887	$148
A+ – A-	2,286	382
BBB+ – BBB-	3,139	1,333
BB+ – BB	1,878	773
BB- – B+	758	718
B – B-	548	218
CCC+ – D	170	99
Total	$9,666	$3,670

Schedule of past due financing receivables

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2013:	> 90 days*	Current	Receivables	and Accruing
Major markets	$6	$6,789	$6,796	$5
Growth markets	19	2,181	2,200	11
Total lease receivables	$25	$8,970	$8,996	$16
Major markets	$9	$10,520	$10,529	$6
Growth markets	34	3,979	4,012	18
Total loan receivables	$43	$14,499	$14,542	$25
Total	$68	$23,469	$23,537	$41

* Does not include accounts that are fully reserved.

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2012:	> 90 days*	Current	Receivables	and Accruing
Major markets	$8	$7,028	$7,036	$5
Growth markets	11	2,127	2,138	8
Total lease receivables	$20	$9,154	$9,174	$13
Major markets	$27	$9,639	$9,666	$8
Growth markets	36	3,634	3,670	31
Total loan receivables	$63	$13,273	$13,336	$39
Total	$82	$22,428	$22,510	$52

* Does not include accounts that are fully reserved.